Risk Management - Change in US Dollar and Euro Exchange Rates against Ruble, with all Other Variable Held Constant (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange rates [abstract]
Changes in US Dollar currencies gain on exchange rates	11.00%	20.00%
Changes in US Dollar currencies loss on exchange rates	(11.00%)	(20.00%)
Changes in Euro currencies gain on exchange rates	12.50%	20.00%
Changes in Euro currencies loss on exchange rates	(12.50%)	(20.00%)
Effect on profit before tax gain on US Dollar currencies	₽ 83	₽ 655
Effect on profit before tax loss on US Dollar currencies	(83)	(655)
Effect on profit before tax gain on euro currencies	36	40
Effect on profit before tax loss on euro currencies	₽ (36)	₽ (40)